Loss on sale of vessel (Details) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2019	Feb. 28, 2019	Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Sales proceeds							$ 18,800,000
Net book value of vessel							(31,517,609)
Sales related costs							(444,583)
Net loss on sale of vessel			$ 0	$ (6,592,429)		$ 0	(13,162,192)
Proceeds from Sale of Property, Plant, and Equipment						$ 0	26,557,707	$ 26,600,000
Ardmore Seamaster [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds							9,700,000
Net book value of vessel							(15,979,901)
Sales related costs							(289,862)
Net loss on sale of vessel		$ (6,600,000)					(6,569,763)
Ardmore Seafarer [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds				9,100,000	[1]		9,100,000
Net book value of vessel				(15,537,708)			(15,537,708)
Sales related costs				(154,721)			(154,721)
Net loss on sale of vessel	$ (6,600,000)			$ (6,592,429)			$ (6,592,429)
Ardmore Seatrader [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment								$ 7,900,000

[1]	Proceeds from sale of vessel per the condensed consolidated statement of cash flows is $26.6 million as this includes proceeds of $7.9 million related to the Ardmore Seatrader that was held for sale at December 31, 2018 and delivered to the buyer in January 2019.